Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2016
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$2,550	$49	4.28	$1,250	$12	2.32
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,272	108	8.63	2,787	35	.83
Net investment hedges
Foreign exchange forward contracts	1,347	15	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,748	13	.09	1,722	18	.05
Sell	2,278	129	.08	4,214	43	.09
Options
Purchased	1,565	43	8.60	–	–	–
Written	1,073	25	.07	12	1	.06
Receive fixed/pay floating swaps	6,452	26	11.48	1,561	16	6.54
Pay fixed/receive floating swaps	4,705	13	6.51	2,320	9	7.80
Foreign exchange forward contracts	849	6	.02	867	6	.02
Equity contracts	11	–	.40	102	1	.57
Credit contracts	1,397	–	3.38	3,674	2	3.57
Other(a)	19	–	.03	830	106	3.42
Total	$27,266	$427		$19,339	$249

December 31, 2015
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$3,050	$73	4.43	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	1,772	7	9.22	5,009	146	1.13
Net investment hedges
Foreign exchange forward contracts	1,140	4	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,812	17	.07	452	1	.06
Sell	3,201	12	.09	2,559	7	.12
Options
Purchased	2,935	–	.06	–	–	–
Written	3,199	29	.10	5	1	.08
Receive fixed/pay floating swaps	3,733	42	9.98	4,748	18	10.18
Pay fixed/receive floating swaps	287	2	9.82	4,158	35	9.97
Foreign exchange forward contracts	3,023	13	.01	2,380	10	.03
Equity contracts	62	–	.47	24	1	.82
Credit contracts	1,192	2	2.58	2,821	3	2.99
Other(a)	36	–	.04	662	64	2.60
Total	$27,442	$201		$22,818	$286
(a)	Includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $19 million and $36 million at December 31, 2016 and 2015, respectively, and derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $811 million, $106 million and 3.50 years at December 31, 2016, respectively, compared to $626 million, $64 million and 2.75 years at December 31, 2015, respectively.

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2016
Interest rate contracts
Receive fixed/pay floating swaps	$38,501	$930	4.07	$39,403	$632	4.89
Pay fixed/receive floating swaps	36,671	612	4.99	40,324	996	4.07
Options
Purchased	14,545	51	1.85	125	2	1.37
Written	125	3	1.37	13,518	50	1.70
Futures
Buy	306	–	1.96	7,111	7	.90
Foreign exchange rate contracts
Forwards, spots and swaps	20,664	849	.58	19,640	825	.60
Options
Purchased	2,376	98	1.67	–	–	–
Written	–	–	–	2,376	98	1.67
Total	$113,188	$2,543		$122,497	$2,610

December 31, 2015
Interest rate contracts
Receive fixed/pay floating swaps	$32,647	$1,097	5.69	$14,068	$54	4.71
Pay fixed/receive floating swaps	10,685	43	4.55	35,045	1,160	5.74
Options
Purchased	8,705	10	2.61	146	1	2.23
Written	146	2	2.23	8,482	9	2.57
Futures
Buy	–	–	–	2,859	2	.84
Sell	45	–	.97	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	18,399	851	.59	17,959	830	.58
Options
Purchased	1,485	43	1.19	–	–	–
Written	–	–	–	1,485	43	1.19
Total	$72,112	$2,046		$80,044	$2,099

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2016	2015	2014	2016	2015	2014

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts(a)	$46	$(15)	$(26)	$(76)	$(120)	$(115)
Net investment hedges
Foreign exchange forward contracts	33	101	130	–	–	–
Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2016, 2015 and 2014.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2016	2015	2014

Asset and Liability Management Positions
Fair value hedges(a)
Interest rate contracts	Other noninterest income	$(31)	$7	$29
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	101	186	(122)
Purchased and written options	Mortgage banking revenue	331	191	287
Receive fixed/pay floating swaps	Mortgage banking revenue	226	139	384
Pay fixed/receive floating swaps	Mortgage banking revenue	(140)	(33)	–
Foreign exchange forward contracts	Commercial products revenue	(14)	108	(29)
Equity contracts	Compensation expense	1	(1)	2
Credit contracts	Other noninterest income	1	2	–
Other	Other noninterest income	(39)	–	(43)

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(708)	360	686
Pay fixed/receive floating swaps	Other noninterest income	769	(320)	(652)
Purchased and written options	Other noninterest income	(5)	3	–
Futures	Other noninterest income	(6)	1	–
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	88	74	66
Purchased and written options	Commercial products revenue	(1)	2	1
(a)	Gains (Losses) on items hedged by interest rate contracts included in noninterest income (expense), were $31 million, $(7) million and $(27) million for the years ended December 31, 2016, 2015 and 2014, respectively. The ineffective portion was immaterial for the years ended December 31, 2016, 2015 and 2014.